Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222709 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000222709 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000222709 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222709 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222709 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222709 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222709 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222709 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222709 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222709 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222709 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000222709 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000222709 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222709 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000222709 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222708 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000222708 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000222708 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000222708 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000222708 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000222708 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000222708 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222708 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222708 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222708 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222708 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	44.00%
C000222708 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000222708 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222708 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000222708 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	2.00%